Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment

	Estimated	September 30,	March 31,
Property, plant and equipment	Useful Lives	2012	2012
Computers and software	3 Years	$67,751	$64,724
Office equipment and furniture	5-7 Years	85,945	85,345
Leasehold improvements	1-3 Years	62,610	62,610
		216,306	212,679
Less: accumulated depreciation and amortization		(98,118)	(72,679)
		$118,188	$140,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Three Months Ended September 30,		Six Months Ended September 30,
	2012	2011	2012	2011

Stock options	1,055,000	1,250,000	1,055,000	1,250,000
Warrants	30,904,314	22,163,064	29,341,814	22,163,064
Convertible notes	-	1,242,188	-	1,242,188
Related party convertible note	-	133,750	-	133,750
	31,959,314	24,789,002	30,396,814	24,789,002

Schedule of Earnings (Loss) Per Share
Three Months Ended September 30,			Six Months Ended September 30,
	2012	2011	2012	2011

Net Income (loss)	$12,931,025	$(12,099,075)	$2,185,047	$(12,446,470)

Weighted-average number of common shares outstanding	32,370,784	11,919,771	32,191,549	11,495,820

Incremental shares from the assumed Exercise of dilutive securities:
Stock options	-	-	-	-
Convertible Note	559,006	-	281,030	-
Dilutive warrants	1,943,789	-	2,019,340	-
	34,873,579	11,919,771	34,491,919	11,495,820
Net earnings (loss) per share:
Basic	$0.40	$(1.02)	$0.07	$(1.08)
Diluted:	$0.37	$(1.02)	$0.06	$(1.08)